Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Borrowings (including overdrafts), carrying value	$ 11,071	$ 12,168
Borrowings excluding overdrafts
Disclosure of detailed information about borrowings [Line Items]
Borrowings (including overdrafts), carrying value	11,071	12,168
Borrowings (including overdrafts), fair value	$ 11,192	$ 13,904